DERIVATIVE FINANCIAL INSTRUMENTS (Changes in Fair Value) (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	$ 22,721	$ 0
(Decrease)/increase on cash flow hedges, before tax	(76,039)	22,721
Reclassification adjustments on cash flow hedges, before tax	0	0
Other comprehensive income, before tax, cash flow hedges, ending balance	(53,318)	22,721
Accumulated other comprehensive income, tax, beginning balance	(6,824)	0
Gains (losses) on cash flow hedges, tax	22,847	(6,824)
Reclassification adjustments on exchange differences on translation, tax	0	0
Accumulated other comprehensive income, tax, ending balance	16,023	(6,824)
Other comprehensive income, net of tax, cash flow hedges, beginning balance	15,897	0
Gains (losses) on cash flow hedges, net of tax	(53,192)	15,897
Reclassification adjustments on cash flow hedges, net of tax	0	0
Other comprehensive income, net of tax, cash flow hedges, ending balance	(37,295)	15,897
Foreign Exchange Derivatives
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	22,721	0
(Decrease)/increase on cash flow hedges, before tax	(75,160)	22,721
Reclassification adjustments on cash flow hedges, before tax	0	0
Other comprehensive income, before tax, cash flow hedges, ending balance	(52,439)	22,721
Accumulated other comprehensive income, tax, beginning balance	(6,824)	0
Gains (losses) on cash flow hedges, tax	22,548	(6,824)
Reclassification adjustments on exchange differences on translation, tax	0	0
Accumulated other comprehensive income, tax, ending balance	15,724	(6,824)
Other comprehensive income, net of tax, cash flow hedges, beginning balance	15,897	0
Gains (losses) on cash flow hedges, net of tax	(52,612)	15,897
Reclassification adjustments on cash flow hedges, net of tax	0	0
Other comprehensive income, net of tax, cash flow hedges, ending balance	(36,715)	15,897
Commodity Derivatives
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	0	0
(Decrease)/increase on cash flow hedges, before tax	(879)	0
Reclassification adjustments on cash flow hedges, before tax	0	0
Other comprehensive income, before tax, cash flow hedges, ending balance	(879)	0
Accumulated other comprehensive income, tax, beginning balance	0	0
Gains (losses) on cash flow hedges, tax	299	0
Reclassification adjustments on exchange differences on translation, tax	0	0
Accumulated other comprehensive income, tax, ending balance	299	0
Other comprehensive income, net of tax, cash flow hedges, beginning balance	0	0
Gains (losses) on cash flow hedges, net of tax	(580)	0
Reclassification adjustments on cash flow hedges, net of tax	0	0
Other comprehensive income, net of tax, cash flow hedges, ending balance	$ (580)	$ 0